TRADE RECEIVABLES	6 Months Ended
Jun. 30, 2020
Disclosure of Trade receivables [Abstract]
TRADE RECEIVABLES

8. TRADE RECEIVABLES

	December 31,	June 30,	June 30,
	2019	2020	2020
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Trade receivables	3,956	622	88
Less: Provision for impairment	—	—	—
	3,956	622	88

A credit period of up to three months is granted to the customer. Trade receivables are non-interest-bearing.

An aging analysis of the trade receivables as of the end of the year, based on the invoice date and net of loss allowance, is as follows:

	December 31,	June 30,	June 30,
	2019	2020	2020
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Within 3 months	3,956	622	88
	3,956	622	88

An impairment analysis is performed on trade receivables at each reporting date and expected credit losses are estimated by applying a loss rate approach with reference to the historical credit records of the Group’s customers. The loss rate is adjusted to reflect the current conditions and forecasts of future economic conditions, as appropriate. According to historical experience, all of the proceeds have been received within their due date, and therefore, management considers the probability of default is minimal as of June 30, 2020.